Long-Term Investments and Other Assets - Schedule of Long-Term and Other Investments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Deferred lease receivable	$ 17	$ 15
Debt issuance costs associated with credit facilities	7	8
Refundable deposits	10	9
Prepayment on long-term service agreements	79	72
Deferred information technology costs	24	6
Cash calls from joint venture partners	21	23
Contract asset (net of credit losses of $1 million) (notes 24 and 25)	37	41
Rabbi trust (notes 29 and 32)	8	10
Capitalized contract costs	5	5
Financial transmission rights	39	17
Other	27	21
Investments and Other Non Current Assets, Gross	274	227
Less: long-term investments and other assets reclassified to assets held for sale (note 5)	(1)	0
Long-term investments and other assets (net of credit losses of $1 million) (notes 12, 29, and 32)	273	227
Contract assets, allowance for credit loss	$ 1	$ 1